The Saratoga Advantage Trust

Supplement dated May 2, 2011 to the Class I Shares Prospectus Dated

December 31, 2010 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2010 of the Saratoga Advantage Trust (the “Trust”) with respect to the Trust’s Large Capitalization Growth Portfolio (the “Portfolio”).

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO”, beginning on page 20 of the Prospectus.   The sub-section entitled “Adviser” located on page 24 is deleted in its entirety and replaced with the following:

Adviser:  Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as the Adviser to the Portfolio since May 2005.  Stock selection for the Portfolio is made by Loomis Sayles’ Large Cap Growth team that consists of portfolio managers and analysts. The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Aziz V. Hamzaogullari, CFA.  Mr. Hamzaogullari is a Vice President and lead portfolio manager of the Loomis Sayles large cap growth strategies. Prior to joining Loomis Sayles in 2010, Mr. Hamzaogullari was Managing Director and Senior Portfolio Manager at Evergreen Investment Management Company, LLC from June 2006 to May 2010.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated May 2, 2011 to the Class A Shares Prospectus Dated

December 31, 2010 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2010 of the Saratoga Advantage Trust (the “Trust”) with respect to the Trust’s Large Capitalization Growth Portfolio (the “Portfolio”).

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO”, beginning on page 22 of the Prospectus.   The sub-section entitled “Adviser” located on page 26 is deleted in its entirety and replaced with the following:

Adviser:  Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as the Adviser to the Portfolio since May 2005.  Stock selection for the Portfolio is made by Loomis Sayles’ Large Cap Growth team that consists of portfolio managers and analysts. The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Aziz V. Hamzaogullari, CFA.  Mr. Hamzaogullari is a Vice President and lead portfolio manager of the Loomis Sayles large cap growth strategies. Prior to joining Loomis Sayles in 2010, Mr. Hamzaogullari was Managing Director and Senior Portfolio Manager at Evergreen Investment Management Company, LLC from June 2006 to May 2010.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated May 2, 2011 to the Class B Shares Prospectus Dated

December 31, 2010 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2010 of the Saratoga Advantage Trust (the “Trust”) with respect to the Trust’s Large Capitalization Growth Portfolio (the “Portfolio”).

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO”, beginning on page 22 of the Prospectus.   The sub-section entitled “Adviser” located on page 26 is deleted in its entirety and replaced with the following:

Adviser:  Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as the Adviser to the Portfolio since May 2005.  Stock selection for the Portfolio is made by Loomis Sayles’ Large Cap Growth team that consists of portfolio managers and analysts. The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Aziz V. Hamzaogullari, CFA.  Mr. Hamzaogullari is a Vice President and lead portfolio manager of the Loomis Sayles large cap growth strategies. Prior to joining Loomis Sayles in 2010, Mr. Hamzaogullari was Managing Director and Senior Portfolio Manager at Evergreen Investment Management Company, LLC from June 2006 to May 2010.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated May 2, 2011 to the Class C Shares Prospectus Dated

December 31, 2010 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2010 of the Saratoga Advantage Trust (the “Trust”) with respect to the Trust’s Large Capitalization Growth Portfolio (the “Portfolio”).

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO”, beginning on page 23 of the Prospectus.   The sub-section entitled “Adviser” located on page 27 is deleted in its entirety and replaced with the following:

Adviser:  Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as the Adviser to the Portfolio since May 2005.  Stock selection for the Portfolio is made by Loomis Sayles’ Large Cap Growth team that consists of portfolio managers and analysts. The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Aziz V. Hamzaogullari, CFA.  Mr. Hamzaogullari is a Vice President and lead portfolio manager of the Loomis Sayles large cap growth strategies. Prior to joining Loomis Sayles in 2010, Mr. Hamzaogullari was Managing Director and Senior Portfolio Manager at Evergreen Investment Management Company, LLC from June 2006 to May 2010.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated May 2, 2011

to the

Statement of Additional Information

Dated December 31, 2010, as supplemented on February 1, 2011, of the Saratoga Advantage Trust

Reference is made to the section entitled “PORTFOLIO MANAGERS” beginning on page 66 in the Statement of Additional Information (“SAI”):

Under the sub-heading “Other Accounts Managed” – the information pertaining to Mark B. Baribeau and Richard D. Skaggs of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) is deleted in its entirety and replaced with following information, which is provided as of March 31, 2011.

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Aziz V. Hamzaogullari, CFA Loomis, Sayles & Company, L.P.	Large Cap Growth Portfolio	3	$841.2	2**	$269.2**	32	$880.2	$1,990.6**

                                 ** Includes an account valued at $259.8 million, which includes a performance fee.

Under the sub-heading “Conflicts of Interest” beginning on page 67 – The information in the section entitled “Loomis, Sayles & Company, L.P.” is deleted in its entirety and replaced with the following;

Messrs. Hamzaogullari, Carroll, Finucane, and Shaw and Ms. Bochman, must adhere to the Loomis Sayles’ Code of Ethics, which was designed to govern personal trading in securities and related activities of those individuals whom have been deemed “Access Persons” thereunder, and under certain circumstances, those Access Persons’ family members and others in a similar relationship to them.  Loomis Sayles makes investment decisions for client accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s specific investment objectives, guidelines, restrictions and circumstances and other relevant factors, such as the size of an available investment opportunity, the availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time.  In addition, Loomis Sayles maintains trade allocation and aggregation policies and procedures to address potential conflicts of interest.  Loomis Sayles has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the Portfolios and other client accounts.

Under the sub-heading “Compensation” beginning on page 71 – In the section entitled “Loomis, Sayles & Company, L.P.”, the information in the second to last paragraph is deleted in its entirety and the information in the first paragraph is deleted in its entirety and replaced with the following;

Compensation for Messrs. Hamzaogullari, Carroll, Finucane, and Shaw and Ms. Bochman is made up of three main components – base salary, variable compensation and a long-term incentive program.  Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers.  Loomis Sayles also offers a profit sharing plan.

Reference is made to the section entitled “Ownership of Securities” located on page 74 of the SAI.  The information pertaining to Messrs. Baribeau and Skaggs is deleted in its entirety and replaced with the following, which is provided as of March 31, 2011:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Aziz V. Hamzaogullari, CFA	Large Capitalization Growth Portfolio	None